WELLS FARGO FUNDS TRUST

Small Company Growth Fund
Institutional Class

Supplement dated August 23, 2002 to the
Prospectus dated February 1, 2002, as
Supplemented May 8, 2002 and May 13, 2002

Effective August 30, 2002, the Small Company Growth Fund is open to new investors.

International Equity Fund
Institutional Class

Supplement dated August 23, 2002
to the Prospectus dated February 1, 2002,
as Supplemented May 8, 2002 and May 13, 2002

At its regular meeting on August 6, 2002, the Board of Trustees of Wells Fargo Funds Trust approved a 0.15% reduction in the operating expenses of the International Equity Fund. In connection with this change, the Board also approved a lower net operating expense ratio for the Institutional Class shares. The lower expense ratio is effective September 1, 2002. The fee table and example of expenses under "Summary of Expenses" in the Prospectus are supplemented as follows:

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
International Equity Fund
Inst'l Class
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	0.08%
Net Expenses	1.25%

The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

International Equity Fund
Inst'l Class
1 YEAR	$ 127
3 YEARS	$ 414
5 YEARS	$ 721
10 YEARS	$ 1,594

International Equity Fund
Class A, Class B, and Class C

Supplement dated August 23, 2002
to the Prospectus Dated February 1, 2002, as Supplemented May 13, 2002

At its regular meeting on August 6, 2002, the Board of Trustees of Wells Fargo Funds Trust approved a 0.15% reduction in the operating expenses of the International Equity Fund. In connection with this change, the Board also approved lower net operating expense ratios for the Class A, Class B and Class C shares. The lower expense ratios are effective September 1, 2002. The fee table and example of expenses under "Summary of Expenses" in the Prospectus are supplemented as follows:

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
	International Equity Fund
	Class A	Class B	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.61%	0.75%	0.55%
Total Annual Fund Operating Expenses	1.61%	2.50%	2.30%
Fee Waivers	0.11%	0.25%	0.05%
Net Expenses	1.50%	2.25%	2.25%

The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

International Equity Fund
	Class A	Class B	Class C
1 YEAR	$ 719	$ 728	$ 426
3 YEARS	$ 1,044	$ 1,055	$ 806
5 YEARS	$ 1,391	$ 1,508	$ 1,313
10 YEARS	$ 2,367	$ 2,495	$ 2,706

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

International Equity Fund
	Class A	Class B	Class C
1 YEAR	$ 719	$ 228	$ 326
3 YEARS	$ 1,044	$ 755	$ 806
5 YEARS	$ 1,391	$ 1,308	$ 1,313
10 YEARS	$ 2,367	$ 2,495	$ 2,706

Diversified Equity Fund
Equity Income Fund
Equity Value Fund
Growth Equity Fund
International Equity Fund
Large Cap Appreciation Fund
Large Company Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
SIFE Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund

Class C

Supplement Dated August 23, 2002 to the Prospectus Dated
February 1, 2002, as Supplemented May 13, 2002, and to the Statement of
Additional Information Dated February 1, 2002, as Supplemented June 12, 2002

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the Class C shares of the above-referenced Funds (each a "Fund" and collectively, the "Funds"). At its August 6, 2002 regular meeting, the Board approved the imposition of a front-end sales charge on purchases of Class C shares, as well as certain related changes that are described below. These changes will be effective on August 30, 2002.

The Funds' Prospectus is supplemented as follows:

1. Under "Summary of Expenses," replace the Class C share sections of the tables describing Shareholder Fees and the Example of Expenses with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Diversified Equity	Equity Income	Equity Value	Growth Equity	International Equity	Large Cap Appreciation	Large Company Growth	Mid Cap Growth	Small Cap Growth
	Class C	Class C	Class C	Class C	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 401	$ 386	$ 394	$ 426	$ 451	$ 396	$ 376	$ 416	$ 416
3 YEARS	$ 723	$ 711	$ 858	$ 811	$ 871	$ 723	$ 728	$1,093	$ 772
5 YEARS	$1,171	$1,162	$1,448	$1,322	$1,417	$1,175	$1,207	$1,890	$1,255
10 YEARS	$2,413	$2,411	$3,046	$2,724	$2,907	$2,429	$2,527	$3,968	$2,586

	SIFE Specialized Financial Services	Specialized Health Sciences	Specialized Technology
	Class C	Class C	Class C
1 YEAR	$ 411	$ 441	$ 451
3 YEARS	$ 782	$1,159	$ 903
5 YEARS	$1,279	$1,995	$1,482
10 YEARS	$2,648	$4,158	$3,051

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

	Diversified Equity	Equity Income	Equity Value	Growth Equity	International Equity	Large Cap Appreciation	Large Company Growth	Mid Cap Growth	Small Cap Growth
	Class C	Class C	Class C	Class C	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 301	$ 286	$ 294	$ 326	$ 351	$ 296	$ 276	$ 316	$ 316
3 YEARS	$ 723	$ 711	$ 858	$ 811	$ 871	$ 723	$ 728	$1,093	$ 772
5 YEARS	$1,171	$1,162	$1,448	$1,322	$1,417	$1,175	$1,207	$1,890	$1,255
10 YEARS	$2,413	$2,411	$3,046	$2,724	$2,907	$2,429	$2,527	$3,968	$2,586

	SIFE Specialized Financial Services	Specialized Health Sciences	Specialized Technology
	Class C	Class C	Class C
1 YEAR	$ 311	$ 341	$ 351
3 YEARS	$ 782	$1,159	$ 903
5 YEARS	$1,279	$1,995	$1,482
10 YEARS	$2,648	$4,158	$3,051

2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

  You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

  Class B shares are available for all the Funds in this Prospectus. Class C shares are available for the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, Small Cap Growth, SIFE Specialized Financial Services, Specialized Health Sciences, and Specialized Technology Funds. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

  3. Replace the section entitled "Class C Share CDSC Schedule" with:

  Class C Share Sales Charges

  If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

  To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

  4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

  For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

  5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

  You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

  The Statement of Additional Information is supplemented as follows:

  1. Under "Performance Calculations," add the following after the paragraphs describing Average Annual Total Return:

  The average annual total return information for the Class C shares, including sales charges, as of September 30, 2001, is as follows:
	1-Year	5-Year	10-Year	Life of Fund*
Diversified Equity Fund	-26.07%	7.57%	10.41%	N/A
Equity Income Fund	-11.45%	8.14%	11.03%	N/A
Equity Value Fund	-18.16%	4.97%	9.28%	N/A
Growth Equity Fund	-30.75%	5.51%	9.42%	N/A
International Equity Fund	-31.51%	N/A	N/A	1.15%
Large Cap Appreciation Fund	N/A	N/A	N/A	-6.60%
Large Company Growth Fund	-41.38%	10.83%	11.69%	N/A
Mid Cap Growth Fund	N/A	N/A	N/A	-56.68%
Small Cap Growth Fund	-61.01%	-0.98%	N/A	11.04%
SIFE Specialized Financial Services Fund	- 5.75%	8.99%	15.10%	N/A
Specialized Health Sciences Fund	N/A	N/A	N/A	-5.32%
Specialized Technology Fund	-70.91%	N/A	N/A	-69.13%

  *Life of Fund information only for periods shorter than 10 years.

  Asset Allocation Fund
  Growth Balanced Fund
  Index Allocation Fund

  Class C

  Supplement Dated August 23, 2002 to the
  Prospectus and Statement of Additional Information Dated April 15, 2002

  This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the Class C shares of the above-referenced Funds (each a "Fund" and collectively, the "Funds"). At its August 6, 2002 regular meeting, the Board approved the imposition of a front-end sales charge on purchases of Class C shares, as well as certain related changes that are described below. These changes will be effective on August 30, 2002.

  The Funds' Prospectus is supplemented as follows:

  1. Under "Summary of Expenses," replace the Class C share sections of the tables describing Shareholder Fees and the Example of Expenses with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

  Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Asset Allocation	Growth Balanced	Index Allocation
Class C	Class C	Class C
$ 391	$ 391	$ 403
$ 714	$ 724	$ 727
$1,162	$1,183	$1,177
$2,406	$2,453	$2,425

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

Asset Allocation	Growth Balanced	Index Allocation
Class C	Class C	Class C
$ 291	$ 291	$ 303
$ 714	$ 724	$ 727
$1,162	$1,183	$1,177
$2,406	$2,453	$2,425

  2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

  You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

  Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

  3. Replace the section entitled "Class C Share CDSC Schedule" with:

  Class C Share Sales Charges

  If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

  To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

  4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

  For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

  5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

  You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

  The Statement of Additional Information is supplemented as follows:

  1. Under "Performance Calculations," add the following after the paragraphs describing Average Annual Total Return:

  The average annual total return information for the Class C shares, including sales charges, as of September 30, 2001, is as follows:
	1-Year	5-Year	10-Year
Asset Allocation Fund	-17.76%	8.43%	9.83%
Growth Balanced Fund	-12.17%	9.60%	9.87%
Index Allocation Fund	-29.34%	6.54%	9.78%

  *Life of Fund information only for periods shorter than 10 years.

  Income Plus Fund
  Intermediate Government Income Fund

  Class C

  Supplement Dated August 23, 2002 to the Prospectus
  Dated October 1, 2001, as Supplemented November 9, 2001,
  June 14, 2002, and July 26, 2002, and to the Statement of Additional Information
  Dated October 1, 2001, as Supplemented December 18, 2001 and May 30, 2002

  This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the Class C shares of the above-referenced Funds (each a "Fund" and collectively, the "Funds"). At its August 6, 2002 regular meeting, the Board approved the imposition of a front-end sales charge on purchases of Class C shares, as well as certain related changes that are described below. These changes will be effective on August 30, 2002.

  The Funds' Prospectus is supplemented as follows:

  1. Under "Summary of Expenses," replace the Class C share sections of the tables describing Shareholder Fees and the Example of Expenses with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

  Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Income Plus	Intermediate Govt. Income
Class C	Class C
$ 386	$ 372
$ 754	$ 654
$1,249	$1,061
$2,610	$2,197

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

Income Plus	Intermediate Govt. Income
Class C	Class C
$ 286	$ 272
$ 754	$ 654
$1,249	$1,061
$2,610	$2,197

  2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

  You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

  Class B shares are available for all the Funds in this Prospectus. Class C shares are available for the Income Plus and Intermediate Government Income Funds. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

  3. Replace the section entitled "Class C Share CDSC Schedule" with:

  Class C Share Sales Charges

  If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

  To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

  4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

  For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

  5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

  You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

  The Statements of Additional Information are supplemented (respectively) as follows:

  1. Under "Performance Calculations," add the following after the paragraph(s) describing Average Annual Total Return:

  The average annual total return information for the Class C shares, including sales charges, as of May 31, 2001, is as follows:
	1-Year	5-Year	10-Year	Life of Fund*
Income Plus Fund	7.03%	N/A	N/A	1.11%
Intermediate Government Income Fund	8.07%	5.66%	5.40%	N/A

  *Life of Fund information only for periods shorter than 10 years.

  California Tax-Free Fund
  National Tax-Free Fund

  Class C

  Supplement Dated August 23, 2002 to the Prospectus
  Dated November 1, 2001, and to the Statements of Additional Information
  Dated November 1, 2001, as Supplemented December 18, 2001 and May 30, 2002

  This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the Class C shares of the above-referenced Funds (each a "Fund" and collectively, the "Funds"). At its August 6, 2002 regular meeting, the Board approved the imposition of a front-end sales charge on purchases of Class C shares, as well as certain related changes that are described below. These changes will be effective on August 30, 2002.

  The Funds' Prospectus is supplemented as follows:

  1. Under "Summary of Expenses," replace the Class C share sections of the tables describing Shareholder Fees and the Example of Expenses with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

  Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free	National Tax-Free
	Class C	Class C
1 YEAR	$ 353	$ 356
3 YEARS	$ 603	$ 610
5 YEARS	$ 976	$ 987
10 YEARS	$2,024	$2,047

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

	California Tax-Free	National Tax-Free
	Class C	Class C
1 YEAR	$ 253	$ 256
3 YEARS	$ 603	$ 610
5 YEARS	$ 976	$ 987
10 YEARS	$2,024	$2,047

  2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

  You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

  Class B shares are available for the California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and National Tax-Free Funds. Class C shares are available for the California Tax-Free and National Tax-Free Funds. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

  3. Replace the section entitled "Class C Share CDSC Schedule" with:

  Class C Share Sales Charges

  If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

  To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

  4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

  For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

  5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

  You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

  The Statement of Additional Information is supplemented as follows:

  1. Under "Performance Calculations," add the following after the paragraphs describing Average Annual Total Return:

  The average annual total return information for the Class C shares, including sales charges, as of June 30, 2001, is as follows:
	1-Year	5-Year	10-Year
California Tax-Free Fund	6.70%	5.38%	6.14%
National Tax-Free Fund	7.83%	5.22%	5.43%

  *Life of Fund information only for periods shorter than 10 years.

  Outlook Today Fund
  Outlook 2010 Fund
  Outlook 2020 Fund
  Outlook 2030 Fund
  Outlook 2040 Fund

  Class C

  Supplement Dated August 23, 2002 to the
  Prospectus and Statement of Additional Information Dated July 1, 2002

  This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the Class C shares of the above-referenced Funds (each a "Fund" and collectively, the "Funds"). At its August 6, 2002 regular meeting, the Board approved the imposition of a front-end sales charge on purchases of Class C shares, as well as certain related changes that are described below. These changes will be effective on August 30, 2002.

  The Funds' Prospectus is supplemented as follows:

  1. Under "Summary of Expenses," replace the Class C share sections of the tables describing Shareholder Fees and the Example of Expenses with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

  Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 381	$ 381	$ 381	$ 381	$ 381
3 YEARS	$ 756	$ 727	$ 719	$ 737	$ 731
5 YEARS	$1,256	$1,199	$1,182	$1,219	$1,207
10 YEARS	$2,634	$2,502	$2,464	$2,549	$2,521

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 281	$ 281	$ 281	$ 281	$ 281
3 YEARS	$ 756	$ 727	$ 719	$ 737	$ 731
5 YEARS	$1,256	$1,199	$1,182	$1,219	$1,207
10 YEARS	$2,634	$2,502	$2,464	$2,549	$2,521

  2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

  You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

  Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold fund shares before redeeming them.

  3. Replace the section entitled "Class C Share CDSC Schedule" with:

  Class C Share Sales Charges

  If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

  To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

  4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

  For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

  5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

  You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

  The Statement of Additional Information is supplemented as follows:

  1. Under "Performance Calculations," add the following after the paragraphs describing Average Annual Total Return:

  The average annual total return information for the Class C shares, including sales charges, as of February 28, 2002, is as follows:
	1-Year	5-Year	10-Year	Life of Fund*
Outlook Today Fund	- 0.45%	5.33%	N/A	5.84%
Outlook 2010 Fund	- 3.79%	6.14%	N/A	7.83%
Outlook 2020 Fund	- 7.89%	6.06%	N/A	8.66%
Outlook 2030 Fund	-10.90%	6.07%	N/A	9.32%
Outlook 2040 Fund	-13.65%	5.64%	N/A	9.81%

  *Life of Fund information only for periods shorter than 10 years.

  Supplement Dated August 23, 2002 to
  All Statements of Additional Information

  The following information is added to and supplements the Statements of Additional Information under the heading "Additional Purchase and Redemption Information":

              Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of Classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wwwwellsfargocom for further details.

              It is expected that Institutional Class shareholders in certain similarly situated accounts will also be permitted to purchase additional shares of Funds that they already own and redeem existing shares via the Internet beginning on or about October 1, 2002. Institutional Class shareholders should contact their institution for further details.